NOTE PAYABLE – RELATED PARTY (Details Narrative) - USD ($)																																9 Months Ended	12 Months Ended
	Dec. 01, 2020	Nov. 17, 2020	Nov. 04, 2020	Oct. 19, 2020	Sep. 10, 2020	Aug. 12, 2020	Jul. 16, 2020	Jun. 03, 2020	Apr. 08, 2020	Mar. 09, 2020	Feb. 19, 2020	Jan. 24, 2020	Dec. 18, 2019	Nov. 20, 2019	Mar. 01, 2019	Feb. 15, 2019	Feb. 01, 2019	Jan. 17, 2019	Jan. 04, 2019	Jan. 04, 2019	Dec. 21, 2018	Oct. 12, 2018	Oct. 01, 2018	Jul. 05, 2018	Jun. 29, 2018	Jun. 21, 2018	Apr. 26, 2018	Mar. 31, 2018	Jan. 08, 2018	Dec. 01, 2017	Jun. 06, 2016	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Jan. 26, 2022
Short-Term Debt [Line Items]
Proceeds from issuance of debt	$ 70,000	$ 35,000	$ 30,000	$ 30,000	$ 100,000	$ 100,000	$ 100,000	$ 150,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 20,000	$ 20,000	$ 30,000	$ 30,000	$ 3,000		$ 20,000	$ 11,000	$ 26,000	$ 20,000	$ 15,000	$ 15,000	$ 20,000	$ 15,000	$ 100,000	$ 30,000	$ 50,000
Debt instrument, interest rate, stated percentage																															3.00%
Notes payable, related parties, current																																	$ 1,617,000	$ 1,657,000	$ 40,000
Paid-in-kind interest																																$ 61,968	80,849	82,851
Interest payable																																	$ 54,755	$ 53,671
Loan One [Member]
Short-Term Debt [Line Items]
Proceeds from issuance of debt																				$ 17,000